Earnings Per Share (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Basic and Diluted Earnings Per Share

The following tables present our basic and diluted earnings per share:

Basic Earnings Per Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2019	April 30, 2018	April 30, 2019	April 30, 2018
Net income attributable to bank shareholders	1,497	1,246	3,007	2,219
Dividends on preferred shares	(48)	(46)	(100)	(91)
Net income available to common shareholders	1,449	1,200	2,907	2,128
Weighted-average number of common shares outstanding (in thousands)	638,574	643,734	638,753	645,735
Basic earnings per share (Canadian $)	2.27	1.87	4.55	3.30
Diluted Earnings Per Share
Net income available to common shareholders adjusted for impact of dilutive instruments	1,449	1,200	2,907	2,128
Weighted-average number of common shares outstanding (in thousands)	638,574	643,734	638,753	645,735
Effect of dilutive instruments
Stock options potentially exercisable (1)	6,037	5,497	5,356	5,711
Common shares potentially repurchased	(4,351)	(3,604)	(3,787)	(3,671)
Weighted-average number of diluted common shares outstanding (in thousands)	640,260	645,627	640,322	647,775
Diluted earnings per share (Canadian $)	2.26	1.86	4.54	3.29

(1)

In computing diluted earnings per share we excluded average stock options outstanding of 687,059 and 1,343,031 with a weighted-average exercise price of $104.14 and $101.82, respectively, for the three and six months ended April 30, 2019 (1,683,632 and 1,584,274 with a weighted-average exercise price of $119.63 and $120.68, respectively, for the three and six months ended April 30, 2018) as the average share price for the period did not exceed the exercise price.